Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Disclosure of financial assets [line items]
Fair value of equity securities designated at FVOCI that were disposed		$ 1	$ 1
Net realized cumulative after-tax gains reclassifed from AOCI to retained earnings	$ 29	5	9
Dividend income recognized on equity securities	4	2	1
Dividend income recognized on equity securities designated at FVOCI that were disposed	0	0	0
Gain (Loss) on disposition of equity securities designed at FVOCI	0	1	(2)
Gain (Loss) from return on capital distributions from limited partnerships designated at FVOCI	$ 29	$ 4	$ 11